Document And Entity Information	Sep. 22, 2026
Document Information Line Items
Entity Central Index Key	0001834543
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity Registrant Name	BLACKROCK DIRECT LENDING CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56231
Entity Tax Identification Number	85-3439073
Entity Address, Address Line One	2951 28th Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	310
Local Phone Number	566-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false